PNC LARGE CAP CORE EQUITY FUND (First Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND
PNC LARGE CAP CORE EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 56 and in the "Additional Purchase and Redemption
Information" section of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC LARGE CAP CORE EQUITY FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC LARGE CAP CORE EQUITY FUND		CLASS A		CLASS C
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.03%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.51%		0.51%
Other Expenses		0.76%		0.76%
Total Annual Fund Operating Expenses		1.54%		2.26%
Fee Waiver and Expense Reimbursement	[2]	0.32%		0.32%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.22%		1.94%
[1]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 27, 2013, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	The Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.22% and 1.94% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 27, 2013, at which time the Adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PNC LARGE CAP CORE EQUITY FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	667	994	1,343	2,325
CLASS C	297	676	1,181	2,570

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC LARGE CAP CORE EQUITY FUND CLASS C	197	676	1,181	2,570

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 60%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities which includes common stock, ADRs, preferred stock, warrants and rights. PNC Capital Advisors, LLC (the "Adviser") employs a philosophy combining disciplined portfolio construction with security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion, but the Fund may invest in companies of any market capitalization.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding, for example, when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.
PRINCIPAL RISKS
Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day.
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

Value Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs
or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

Best Quarter 13.70% (6/30/03) Worst Quarter -25.70% (12/31/08) The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2012 was 7.71%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns PNC LARGE CAP CORE EQUITY FUND	Label		1 Year	5 Years	10 Years
CLASS A	Class A Shares Returns Before Taxes		(1.98%)	(2.52%)	1.04%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(2.10%)	(2.92%)	0.62%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	(1.14%)	(2.15%)	0.83%
CLASS C	Class C Shares Return Before Taxes		1.92%	(2.12%)	0.88%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.